FLAHERTY & CRUMRINE Preferred Securities Income Fund

To the Shareholders of Flaherty & Crumrine Preferred Securities Income Fund (“FFC”):

Preferreds performed well in the third fiscal quarter1, bringing total return for the year just back into positive territory. While these returns have not kept pace with returns in recent years, preferreds continue to outperform certain areas of the fixed income market. Total return2 on net asset value (“NAV”) was 2.3% for the quarter, and 0.7% for the first nine months of fiscal 2018. Total return on market price over the same periods was 4.4% and -2.0%, respectively.

By most accounts, it has been a challenging year for corporate bond investments. As the current economic cycle has matured, interest rates rose modestly and credit spreads gradually widened. The yield curve flattened as the Federal Reserve methodically raised its benchmark rate while the long end of the Treasury yield curve moved up only modestly given a limited increase in broad-based inflation and subdued expectations for long-term economic growth. Over the first nine months of the Fund’s fiscal year, the Bloomberg Barclays U.S. Aggregate Index returned -0.5%, while the Bloomberg Barclays Long U.S. Credit Index returned -2.7%.

Preferreds outperformed these fixed-income benchmarks for a few key reasons. First, duration is moderate for many preferreds – and for the Fund’s portfolio specifically. We won’t repeat the merits of fixed-to-float preferreds here, but as previously discussed they offer attractive yields with intermediate duration. Owning both fixed-rate and fixed-to-float preferreds allows for management of portfolio duration despite the long-term nature of the Fund’s investments.

Second, an issuer’s preferreds generally yield more than its corporate bonds. The Fund’s strategy is to identify investment-grade issuers and invest down the capital structure (into preferreds) to earn extra yield for what is, in most cases, similar default risk. For issuers with solid credit quality, preferreds have consistently outperformed corporate bonds over a credit cycle. Over time, higher yields can make up for a lot of principal change and dampen effects of higher interest rates.

Outperformance of preferreds over other fixed income securities has been even better when considered after-tax. If shareholders missed our discussion on taxes in the semi-annual report dated May 31, 2018, we encourage a read. Most preferreds offer tax-advantaged income, which further enhances the extra yield earned for subordination (i.e. being lower in the capital structure than senior debt).

We believe the case for preferreds as an income investment remains largely intact, with a combination of higher relative yields, tax advantages, and benign credit conditions. Returns may be bumpy as markets navigate a late-cycle economy (albeit one that’s currently showing few signs of weakness) and an active Federal Reserve. For fixed-income investors, however, preferreds’ combination of credit quality, intermediate duration and yield should remain attractive.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team

September 30, 2018

1 June 1, 2018 – August 31, 2018

2 Following the methodology required by the Securities and Exchange Commission, total return assumes dividend reinvestment.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OVERVIEW August 31, 2018 (Unaudited)

Fund Statistics
Net Asset Value	$19.42
Market Price	$19.13
Discount	1.49%
Yield on Market Price	7.15%
Common Stock Shares Outstanding	44,252,635

Security Ratings**	% of Net Assets†
A	0.6%
BBB	56.8%
BB	32.4%
Below “BB”	1.1%
Not Rated***	7.7%

Portfolio Rating Guidelines	% of Net Assets†
Security Rated Below Investment Grade By All****	31.9%
Issuer or Senior Debt Rated Below Investment Grade by All*****	2.1%

**Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s.

***Excludes common stock and money market fund investments and net other assets and liabilities of 1.4%.

****Security rating below investment grade by all of Moody’s, Standard & Poor’s, and Fitch Ratings.

*****Security rating and issuer’s senior unsecured debt or issuer rating are below investment grade by all of Moody’s, S&P, and Fitch. The Fund’s investment policy currently limits such securities to 10% of Net Assets.

Industry Categories*	% of Net Assets†

Communication 0.5%
Utilities 6.8%
REITs 0.1%
Energy 7.5%
Other 4.4%
Insurance 21.3%
Banking & Financial Services 59.3%

*Categories may not sum to 100% due to rounding.

Top 10 Holdings by Issuer	% of Net Assets†
JPMorgan Chase & Co	4.7%
PNC Financial Services Group	4.4%
Wells Fargo & Company	4.3%
MetLife Inc	4.2%
Citigroup Inc	3.8%
Liberty Mutual Group	3.6%
Morgan Stanley	3.5%
BNP Paribas	3.3%
Fifth Third Bancorp	3.2%
Enbridge Energy Partners	2.9%

% of Net Assets******†
Holdings Generating Qualified Dividend Income (QDI) for Individuals	61%
Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	44%

******This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.

†Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS August 31, 2018 (Unaudited)

Shares/$ Par	Value

Preferred Securities§ — 93.8%
Banking — 56.0%

$5,103,000	Australia & New Zealand Banking Group Ltd., 6.75% to 06/15/26 then ISDA5 + 5.168%, 144A****	$5,307,120	**(1)(2)
$12,800,000	Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 then SW5 + 3.87%	11,322,496	**(1)(2)
$2,970,000	Banco Mercantil del Norte SA, 7.625% to 01/06/28 then T10Y + 5.353%, 144A****	3,027,915	**(2)
$14,800,000	Bank of America Corporation, 5.875% to 03/15/28 then 3ML + 2.931%, Series FF	14,818,500	*(1)
	Barclays Bank PLC:
300,036	8.125%, Series 5	7,932,952	**(1)(2)
$5,615,000	7.75%, to 09/15/23 then SW5 + 4.842%	5,678,450	**(2)
$18,863,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	19,627,499	**(1)(2)
	BNP Paribas:
$2,340,000	7.00%, to 08/16/28 then SW5 + 3.98%, 144A****	2,345,850	**(2)
$31,040,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	32,723,920	**(1)(2)
$8,000,000	7.625% to 03/30/21 then SW5 + 6.314%, 144A****	8,520,000	**(2)
	Capital One Financial Corporation:
13,893	6.00%, Series B	356,425	*
58,600	6.00%, Series H	1,542,645	*
34,000	6.20%, Series F	891,480	*
120,900	6.70%, Series D	3,189,946	*(1)
	Citigroup, Inc.:
$4,590,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	4,680,423	*
1,036,484	6.875% to 11/15/23 then 3ML + 4.13%, Series K	28,871,262	*(1)
572,357	7.125% to 09/30/23 then 3ML + 4.04%, Series J	16,286,418	*(1)
	CoBank ACB:
38,420	6.125%, Series G, 144A****	3,861,210	*
104,000	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	11,128,000	*
60,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	6,270,000	*(1)
$2,498,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	2,660,370	*
$35,100,000	Colonial BancGroup, 7.114%, 144A****	3,510	(3)(4)††
$1,630,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%,144A****	1,733,823	**(2)
1,483,814	Fifth Third Bancorp, 6.625% to 12/31/23 then 3ML + 3.71%, Series I	41,465,182	*(1)
	First Horizon National Corporation:
3,730	First Tennessee Bank, 3ML + 0.85%, min 3.75%, 3.75%(5),144A****	2,909,788	*
9	FT Real Estate Securities Company, 9.50% 03/31/31, 144A****	11,664,000
	Goldman Sachs Group:
$12,000,000	5.00% to 11/10/22 then 3ML + 2.874%, Series P	11,381,902	*(1)
$390,000	5.70% to 05/10/19 then 3ML + 3.884%, Series L	395,893	*
140,000	6.375% to 05/10/24 then 3ML + 3.55%, Series K	3,812,200	*(1)
	HSBC Holdings PLC:
$2,100,000	6.00% to 05/22/27 then ISDA5 + 3.746%	2,039,730	**(1)(2)
$20,770,000	6.50% to 03/23/28 then ISDA5 + 3.606%	20,354,600	**(1)(2)
$5,243,000	6.875% to 06/01/21 then ISDA5 + 5.514%	5,472,381	**(1)(2)
$4,400,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	6,567,000	(1)(2)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2018 (Unaudited)

Shares/$ Par	Value

Preferred Securities — (Continued)
Banking — (Continued)

	Huntington Bancshares, Inc.:
590,000	6.25%, Series D	$15,682,200	*(1)
$5,800,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	5,796,375	*(1)
300,000	ING Groep NV, 6.375%	7,704,000	**(2)
	JPMorgan Chase & Company:
56,600	6.125%, Series Y	1,497,353	*
183,700	6.70%, Series T	4,779,874	*(1)
$32,000,000	3ML + 3.47%, 5.8089%(5), Series I	32,264,000	*(1)
$5,450,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	5,693,996	*(1)
$15,155,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	16,700,052	*(1)
502,300	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	14,081,980	*(1)
$9,340,000	Lloyds TSB Bank PLC, 12.00% to 12/16/24 then 3ML + 11.756%, 144A****	11,367,303	(1)(2)
$16,750,000	M&T Bank Corporation, 6.45% to 02/15/24 then 3ML + 3.61%, Series E	17,964,375	*(1)
$3,000,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	2,756,250	**(2)
242,340	MB Financial, Inc., 6.00%, Series C	6,325,074	*(1)
	Morgan Stanley:
879,089	5.85% to 04/15/27 then 3ML + 3.491%, Series K	23,010,155	*(1)
502,400	6.875% to 01/15/24 then 3ML + 3.94%, Series F	14,145,072	*(1)
298,300	7.125% to 10/15/23 then 3ML + 4.32%, Series E	8,595,514	*(1)
977,000	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	27,248,530	*(1)
	PNC Financial Services Group, Inc.:
1,941,960	6.125% to 05/01/22 then 3ML + 4.067%, Series P	54,073,876	*(1)
$3,043,000	6.75% to 08/01/21 then 3ML + 3.678%, Series O	3,312,305	*(1)
$7,885,000	RaboBank Nederland, 11.00% to 06/30/19 then 3ML + 10.868%, 144A****	8,377,812	(1)(2)
27,213	Regions Financial Corporation, 6.375% to 09/15/24 then 3ML + 3.536%, Series B	744,137	*
	Societe Generale SA:
$17,750,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	16,818,125	**(1)(2)
$7,000,000	7.375% to 09/13/21 then SW5 + 6.238%, 144A****	7,332,500	**(2)
8,641	Sovereign Bancorp: Sovereign REIT, 12.00%, Series A, 144A****	10,174,777
	Standard Chartered PLC:
$11,370,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	11,767,950	**(1)(2)
$8,000,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	8,310,000	**(1)(2)
505,500	State Street Corporation, 5.90% to 03/15/24 then 3ML + 3.108%, Series D	13,721,797	*(1)
59,724	Sterling Bancorp, 6.50%, Series A	1,590,773	*
174,959	US Bancorp, 6.50% to 01/15/22 then 3ML + 4.468%, Series F	4,938,218	*(1)
165,000	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	4,323,000	*(1)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2018 (Unaudited)

Shares/$ Par	Value

Preferred Securities — (Continued)
Banking — (Continued)

	Wells Fargo & Company:
55,000	5.625%, Series Y	$1,401,119	*
1,353	7.50%, Series L	1,756,174	*
550,500	8.00%, Series J	13,825,807	*(1)
339,095	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	8,780,865	*(1)
$3,000,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	3,165,000	*(1)
$16,314,000	3ML + 3.77%, 6.1106%(5), Series K	16,544,843	*(1)
402,925	6.625% to 03/15/24 then 3ML + 3.69%, Series R	11,084,467	*(1)
$6,700,000	Westpac Banking Corporation, 5.00% to 09/21/27 then ISDA5 + 2.888%	6,018,682	**(1)(2)
	Zions Bancorporation:
20,000	6.30% to 03/15/23 then 3ML + 4.24%, Series G	543,920	*
$9,000,000	7.20% to 09/15/23 then 3ML + 4.44%, Series J	9,652,500	*(1)
		732,713,640
Financial Services — 1.4%
$2,540,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	2,628,900	(2)
	Charles Schwab Corporation:
13,600	5.95%, Series D	355,232	*
176,400	6.00%, Series C	4,629,618	*(1)
$4,700,000	Credit Suisse Group AG, 7.50% to 07/17/23 then SW5 + 4.60%, 144A****	4,871,550	**(2)
$2,600,000	E*TRADE Financial Corporation, 5.30% to 03/15/23 then 3ML + 3.16%, Series B	2,592,200	*
$2,625,000	General Motors Financial Company, 5.75% to 09/30/27 then 3ML + 3.598%, Series A	2,561,016	*
		17,638,516
Insurance — 19.9%
612,382	Allstate Corporation, 6.625%, Series E	15,929,954	*(1)
$718,000	Aon Corporation, 8.205% 01/01/27	881,345	(1)
	Arch Capital Group, Ltd.:
67,000	5.25%, Series E	1,624,562	**(2)
56,500	5.45%, Series F	1,400,635	**(2)
	Aspen Insurance Holdings Ltd.:
65,962	5.625%	1,653,008	**(2)
65,830	5.95% to 07/01/23 then 3ML + 4.06%	1,708,288	**(2)
$3,315,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	3,547,050	**(1)(2)
52,191	Axis Capital Holdings Ltd., 5.50%, Series E	1,304,253	**(2)
$4,566,000	Chubb Ltd.: Ace Capital Trust II, 9.70% 04/01/30	6,426,645	(1)(2)
732,250	Delphi Financial Group, 3ML + 3.19%, 5.5038%(5) 05/15/37	16,567,156	(1)
254,000	Enstar Group Ltd., 7.00% to 08/31/28 then 3ML + 4.015%, Series D	6,676,390	**(1)(2)
$7,310,000	Everest Reinsurance Holdings, 3ML + 2.385%, 4.6988%(5) 05/15/37	7,236,900	(1)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2018 (Unaudited)

Shares/$ Par	Value

Preferred Securities — (Continued)
Insurance — (Continued)

50,000	Hartford Financial Services Group, Inc., 7.875% to 04/15/22 then 3ML + 5.596%, 04/15/42	$1,429,750
$24,634,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	29,129,705	(1)
	MetLife, Inc.:
$18,250,000	9.25% 04/08/38, 144A****	24,911,250	(1)
$17,895,000	10.75% 08/01/39	27,603,038	(1)
$2,250,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	2,801,250	(1)
	PartnerRe Ltd.:
140,000	5.875%, Series I	3,521,000	**(1)(2)
36,394	6.50%, Series G	955,706	**(1)(2)
475,799	7.25%, Series H	13,324,751	**(1)(2)
	Prudential Financial, Inc.:
$4,906,000	5.625% to 06/15/23 then 3ML + 3.92%, 06/15/43	5,136,484	(1)
$3,900,000	5.875% to 09/15/22 then 3ML + 4.175%, 09/15/42	4,158,375	(1)
$21,757,000	QBE Insurance Group Ltd., 7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	23,796,719	(1)(2)
100,000	RenaissanceRe Holdings Ltd., 5.75%, Series F	2,539,500	**(2)
$21,105,000	Unum Group: Provident Financing Trust I, 7.405% 03/15/38	23,226,053	(1)
144,335	W.R. Berkley Corporation, 5.75% 06/01/56	3,593,220	(1)
	XL Group Limited:
$8,000,000	Catlin Insurance Company Ltd., 3ML + 2.975%, 5.3169%(5), 144A****	7,920,000	(1)(2)
$21,893,000	XL Capital Ltd., 3ML + 2.4575%, 4.7967%(5), Series E	21,566,794	(1)(2)
		260,569,781
Utilities — 6.8%
$3,752,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	3,827,040	*
$16,798,000	Commonwealth Edison: COMED Financing III, 6.35% 03/15/33	17,821,166	(1)
802,012	Dominion Energy, Inc., 5.25% 07/30/76, Series A	19,773,606	(1)
	DTE Energy Company:
164,000	5.375% 06/01/76, Series B	4,056,868	(1)
55,000	6.00% 12/15/76, Series F	1,445,400
$12,170,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	12,962,519	(1)(2)
2,500	Georgia Power Company, 5.00% 10/01/77, Series 2017A	61,413
98,800	Indianapolis Power & Light Company, 5.65%	10,135,892	*
463,700	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	12,021,423	(1)
$707,000	NextEra Energy: FPL Group Capital, Inc., 3ML + 2.125%, 4.4656%(5) 06/15/67, Series C	681,419	(1)
$1,900,000	NiSource, Inc., 5.65% to 06/15/23 then T5Y + 2.843%, 144A****	1,926,125	*

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2018 (Unaudited)

Shares/$ Par	Value

Preferred Securities — (Continued)
Utilities — (Continued)

$2,386,000	PECO Energy: PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	$2,715,751	(1)
70,000	Southern California Edison: SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	1,823,850	*(1)
		89,252,472
Energy — 6.9%
$2,510,000	DCP Midstream LLC, 5.85% to 05/21/23 then 3ML + 3.85%, 05/21/43, 144A****	2,321,750
	DCP Midstream LP:
$6,450,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	6,462,094	(1)
21,500	7.875% to 06/15/23 then 3ML + 4.919%, Series B	556,528
$6,200,000	Enbridge, Inc., 6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77	6,060,500	(1)(2)
$38,198,000	Enbridge Energy Partners LP, 3ML + 3.7975%, 6.1349%(5) 10/01/37	38,409,294	(1)
	Energy Transfer Partners LP:
631,750	7.375% to 05/15/23 then 3ML + 4.53%, Series C	16,212,537	(1)
8,600	7.625% to 08/15/23 then 3ML + 4.738%, Series D	225,750
$3,700,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	3,505,750
11,900	Kinder Morgan, Inc., 9.75% 10/26/18, Series A	395,385	*
191,783	NuStar Logistics LP, 3ML + 6.734%, 9.0732%(5) 01/15/43	4,975,810
	Transcanada Pipelines, Ltd.:
$4,000,000	5.30% to 03/15/27 then 3ML + 3.208%, 03/15/77, Series 2017-A	3,842,500	(1)(2)
$7,000,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	7,157,500	(1)(2)
		90,125,398
Real Estate Investment Trust (REIT) — 0.1%
19,210	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	492,737
20,064	National Retail Properties, Inc., 5.20%, Series F	477,924
37,673	PS Business Parks, Inc., 5.20%, Series W	906,224
		1,876,885
Miscellaneous Industries — 2.7%
$2,500,000	BHP Billiton Limited: BHP Billiton Finance U.S.A., Ltd., 6.75% to 10/19/25 then SW5 + 5.093%, 10/19/75, 144A****	2,750,000	(2)
$5,074,000	General Electric Company, 5.00% to 01/21/21 then 3ML + 3.33%, Series D	5,001,061	*(1)
	Land O’ Lakes, Inc.:
$7,900,000	7.25%, Series B, 144A****	8,551,750	*
$9,500,000	8.00%, Series A, 144A****	10,450,000	*(1)
97,900	Ocean Spray Cranberries, Inc., 6.25%, 144A****	8,688,625	*
		35,441,436
	Total Preferred Securities (Cost $1,207,575,101)	1,227,618,128

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2018 (Unaudited)

Shares/$ Par	Value

Corporate Debt Securities§ — 4.8%
Banking — 2.0%

$3,077,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	$4,026,589	(1)
806,700	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	20,776,559	(1)
25,000	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	739,625
		25,542,773
Financial Services — 0.0%
15,000	B. Riley Financial, Inc., 7.50% 05/31/27	381,825
$4,726,012	Lehman Brothers, Guaranteed Note, 5.843% 12/16/16,144A****	46,788	(3)(4)††
		428,613
Insurance — 1.4%
$13,500,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	18,375,975	(1)
		18,375,975
Energy — 0.6%
$6,717,000	Energy Transfer Partners LP, 8.25% 11/15/29	8,199,332	(1)
		8,199,332
Communication — 0.5%
	Qwest Corporation:
127,729	6.50% 09/01/56	3,009,934
155,921	6.75% 06/15/57	3,813,048
2,300	7.00% 04/01/52	58,432
		6,881,414
Miscellaneous Industries — 0.3%
$3,550,000	Pulte Group, Inc., 7.875% 06/15/32	3,984,875	(1)
		3,984,875
	Total Corporate Debt Securities (Cost $54,853,273)	63,412,982

Common Stock — 0.0%
Insurance — 0.0%
241,737	WMI Holdings Corporation, 144A****	365,023	*†
		365,023
	Total Common Stock (Cost $12,130,446)	365,023

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) August 31, 2018 (Unaudited)

Shares/$ Par	Value

Money Market Fund — 0.4%

4,787,457	BlackRock Liquidity Funds: T-Fund, Institutional Class	$4,787,457
	Total Money Market Fund (Cost $4,787,457)	4,787,457

Total Investments (Cost $1,279,346,277***)	99.0%	1,296,183,590

Other Assets And Liabilities (Net)	1.0%	12,828,383

Total Managed Assets	100.0%‡	$1,309,011,973

Loan Principal Balance		(449,575,000)

Total Net Assets Available To Common Stock		$859,436,973

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2018, these securities amounted to $348,337,182 or 26.6% of total managed assets.

(1)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $790,579,678 at August 31, 2018.

(2)Foreign Issuer.

(3)Level 3, illiquid security (designation is unaudited; see Note 2: Additional Accounting Standards).

(4)Valued at fair value as determined in good faith by or under the direction of the Board of Directors as of August 31, 2018.

(5)Represents the rate in effect as of the reporting date.

†Non-income producing.

††The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML — 3-Month ICE LIBOR USD A/360

ISDA5 — 5-year USD ICE Swap Semiannual 30/360

SW5 — 5-year USD Swap Semiannual 30/360

SW10 — 10-year USD Swap Semiannual 30/360

T5Y — Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T10Y — Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2017 through August 31, 2018 (Unaudited)

Value
OPERATIONS:
Net investment income	$43,238,022
Net realized gain/(loss) on investments sold during the period	(7,452,465)
Change in net unrealized appreciation/(depreciation) of investments	(31,072,376)
Net increase in net assets resulting from operations	4,713,181
DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(45,843,261)

Total Distributions to Common Stock Shareholders	(45,843,261)

FUND SHARE TRANSACTIONS:
Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan	838,921
Net increase in net assets available to Common Stock resulting from Fund share transactions	838,921

NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE period	$(40,291,159)

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$899,728,132
Net decrease in net assets during the period	(40,291,159)
End of period	$859,436,973

(1)These tables summarize the nine months ended August 31, 2018 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2017.

(2)May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

Financial Highlights(1)

For the period December 1, 2017 through August 31, 2018 (Unaudited)
For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.35
INVESTMENT OPERATIONS:
Net investment income	0.98
Net realized and unrealized gain/(loss) on investments	(0.87)
Total from investment operations	0.11
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.04)
Total distributions to Common Stock Shareholders	(1.04)
Net asset value, end of period	$19.42
Market value, end of period	$19.13
Common Stock shares outstanding, end of period	44,252,635
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	6.59	%*
Operating expenses including interest expense	2.20	%*
Operating expenses excluding interest expense	0.85	%*

SUPPLEMENTAL DATA: ††
Portfolio turnover rate	10	%**
Total managed assets, end of period (in 000’s)	$1,309,012
Ratio of operating expenses including interest expense to average total managed assets	1.46	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.56	%*

(1)These tables summarize the nine months ended August 31, 2018 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2017.

*Annualized.

**Not annualized.

†The net investment income ratio reflects income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated Financial Highlights (Continued) Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 29, 2017	$0.1190	$20.33	$20.46	$20.33
January 31, 2018	0.1190	20.11	18.71	18.94
February 28, 2018	0.1140	19.95	19.20	19.26
March 29, 2018	0.1140	19.83	19.00	18.89
April 30, 2018	0.1140	19.55	18.49	18.53
May 31, 2018	0.1140	19.33	18.66	18.72
June 29, 2018	0.1140	19.23	18.92	18.99
July 31, 2018	0.1140	19.33	19.15	19.17
August 31, 2018	0.1140	19.42	19.13	19.07

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated Notes to Financial Statements (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At August 31, 2018, the aggregate cost of securities for federal income tax purposes was $1,317,342,589, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $71,453,942 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $92,612,941.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

●Level 1 – quoted prices in active markets for identical securities

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated Notes to Financial Statements (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of August 31, 2018 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	August 31, 2018	Price	Inputs	Inputs
Preferred Securities
Banking	$732,713,640	$638,452,383	$94,257,747	$3,510
Financial Services	17,638,516	15,009,616	2,628,900	—
Insurance	260,569,781	149,758,208	110,811,573	—
Utilities	89,252,472	46,558,240	42,694,232	—
Energy	90,125,398	49,394,354	40,731,044	—
Real Estate Investment Trust (REIT)	1,876,885	1,876,885	—	—
Miscellaneous Industries	35,441,436	7,751,061	27,690,375	—
Corporate Debt Securities
Banking	25,542,773	21,516,184	4,026,589	—
Financial Services	428,613	381,825	—	46,788
Insurance	18,375,975	—	18,375,975	—
Energy	8,199,332	—	8,199,332	—
Communication	6,881,414	6,881,414	—	—
Miscellaneous Industries	3,984,875	—	3,984,875	—
Common Stock
Insurance	365,023	365,023	—	—
Money Market Fund	4,787,457	4,787,457	—	—
Total Investments	$1,296,183,590	$942,732,650	$353,400,642	$50,298

During the reporting period, securities with an aggregate market value of $7,920,000 were transferred into Level 1 from Level 2. The securities were transferred due to an increase in the quantity and quality of the information related to trading activity or broker quotes for these securities. During the period, securities with an aggregate market value of $20,992,290 were transferred into Level 2 from Level 1. The securities were transferred due to a decrease in the quantity and quality of the information related to trading activity or broker quotes for these securities. During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable

Flaherty & Crumrine Preferred Securities Income Fund Incorporated Notes to Financial Statements (Unaudited) (Continued)

securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Total Investments	Preferred Securities Banking	Corporate Debt Securities Financial Services
Balance as of 11/30/17	$97,085	$3,510	$93,575
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(46,787)	—	(46,787)
Purchases	—	—	—
Sales	—	—	—
Transfer in	—	—	—
Transfer out	—	—	—
Balance as of 08/31/18	$50,298	$3,510	$46,788

For the nine months ended August 31, 2018, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $(46,787).

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

Category	Fair Value at 08/31/18	Valuation Technique	Unobservable Input	Input Range (Wgt Avg)
Preferred Securities (Banking)	$ 3,510	Bankruptcy recovery	Credit/Structure-specific recovery	0.00% - 0.02% (0.01%)
Corporate Debt Securities (Financial Services)	46,788	Bankruptcy recovery and market information	Credit/Structure-specific recovery	0.05% - 2.0% (1.0%)

The significant unobservable inputs used in the fair value measurement technique for bankruptcy recovery are based on recovery analysis that is specific to the security being valued, including the level of subordination and structural features of the security, and the current status of any bankruptcy or liquidation proceedings. Observable market trades in bankruptcy claims are utilized by management, when available, to assess the appropriateness of valuations, although the frequency of trading depends on the specific credit and seniority of the claim. Expected recoveries in bankruptcy by security type and industry do not tend to deviate much from historical recovery rates, which are very low (sometimes zero) for preferred securities and more moderate for senior debt. Significant changes in these inputs would result in a significantly higher or lower fair value measurement.

Directors

R. Eric Chadwick, CFA
Chairman of the Board

Morgan Gust

David Gale

Karen H. Hogan

Officers

R. Eric Chadwick, CFA
Chief Executive Officer and
President

Chad C. Conwell
Chief Compliance Officer,
Vice President and Secretary

Bradford S. Stone
Chief Financial Officer,
Vice President and Treasurer

Roger W. Ko
Assistant Treasurer

Laurie C. Lodolo
Assistant Compliance Officer,
Assistant Treasurer and
Assistant Secretary

Linda M. Puchalski
Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated
e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC
1-877-855-3434

Questions concerning your shares of Flaherty & Crumrine Preferred Securities Income Fund?

•If your shares are held in a Brokerage Account, contact your Broker.

•If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent —

BNY Mellon c/o Computershare
P.O. Box 30170
College Station, TX 77842-3170
1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Preferred Securities Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly
Report

August 31, 2018

www.preferredincome.com